Stockholders' Equity (Deficiency) (Details Textual)									1 Months Ended											3 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 08, 2015 USD ($) shares	Aug. 04, 2015 USD ($) $ / shares shares	Apr. 24, 2015 USD ($) $ / shares shares	Aug. 21, 2014 USD ($) Purchaser $ / shares shares	Jun. 17, 2014 $ / shares shares	Feb. 11, 2014 USD ($)	Jan. 13, 2014 USD ($) $ / shares shares	Dec. 13, 2012	Oct. 21, 2015 USD ($) $ / shares shares	Jul. 27, 2015 USD ($) $ / shares	Nov. 18, 2014 USD ($) NonExecutiveEmployees Consultants shares	Sep. 15, 2014 USD ($) $ / shares shares	Feb. 21, 2014 USD ($) $ / shares shares	Jan. 31, 2014 shares	Dec. 31, 2013 USD ($) shares	Sep. 16, 2013 shares	Jul. 31, 2013 shares	Jan. 31, 2013 USD ($) shares	Oct. 31, 2012 USD ($)	Sep. 30, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Jun. 29, 2015 shares	Jun. 30, 2014 USD ($)	Dec. 08, 2015 USD ($)	Sep. 30, 2014 shares	Dec. 31, 2015 USD ($) NonExecutiveDirectors NonExecutiveEmployees $ / shares shares	Dec. 31, 2014 USD ($) NonExecutiveDirectors NonExecutiveEmployees ExecutiveOfficer $ / shares shares	Dec. 31, 2013 USD ($) NonExecutiveDirectors NonExecutiveEmployees shares	Dec. 28, 2015 USD ($) $ / shares	Sep. 10, 2014 $ / shares
Common stock issued | shares																										44,411,591	24,762,360
Common stock, par value | $ / shares																										$ 0.0001	$ 0.0001
Gross proceeds from Issuance of common stock
Warrant received by private placement agent | shares														41,539
Proceeds from Warrant Exercises																										$ 650,000	$ 1,470,000
Derivative liability	$ 912,330																							$ 912,330
Stock issued under LTIP - shares | shares																										2,476,236
Inducement expense																										$ 755,000	2,212,538
Restricted shares issued, fair value																										147,500
Additional paid-in capital																										22,783,765	11,562,887
Shares issued under stock incentive plan, Shares | shares																				48,833
Expense on restricted stock awards																										181,125
Discretionary management and employee bonus expense																										189,625
Stock issued for services rendered, shares | shares															165,744	4,000	4,000	20,000
Stock issued for services rendered															$ 90,000			$ 5,000	$ 10,000							2,381,961	765,947
Expense related to issuance of common stock to non-employees																										659,176
Convertible notes payable - accrued interest rate						$ 21,485																				171,485		$ 17,497
Expenses related to restricted stock awards																										217,000	26,833
Debt issuance costs																										93,500
Amortization of debt discount																					$ 26,755		$ 26,755			1,093,371	$ 26,755
Convertible notes payable, Maturity date								Dec. 21, 2014																				Dec. 21, 2014
Proceeds from convertible notes payable																										$ 2,962,304
Convertible debt principal amount	$ 2,134,850																							2,134,850
Share price per share | $ / shares																										$ 1.75
Debt conversion, description						CII regarding converting the Note, along with accrued interest of $21,485, into common stock at a 25% discount to the Company's closing stock price on February 17, 2014.
8% Convertible Notes [Member]
Inducement expense		$ 100,000																		$ 100,000
Convertible notes payable, Maturity date										Sep. 11, 2015
Proceeds from convertible notes payable										$ 200,000
Convertible notes bear interest										8.00%
Convertible debt principal amount										$ 222,222
Debt Instrument, Description										If such prepayment is made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company shall pay an amount in cash equal to 109% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment is made, the Company shall pay an amount in cash equal to 114% of the sum of the then outstanding principal amount of the note and interest.
Maximum interest rate for convertible notes payable										24.00%
Common stock conversion price | $ / shares		$ 3.50								$ 3.50
Share price per share | $ / shares		1.75
Equity offering price | $ / shares		1.75
April Purchase Agreement [Member]
Debt instrument principal amount			$ 1,575,000																										$ 350,000
Convertible notes bear interest per annum			6.00%
Debt issuance costs			$ 93,500
Fair value of Class A and B Warrants			860,000
Beneficial conversion feature			715,000
Amortization of debt discount			1,575,000																					983,836
Proceeds from convertible notes payable			$ 1,481,500
Convertible debt principal amount	$ 500,000																							500,000
Common stock conversion price | $ / shares			$ 2.52																										$ 0.25
Debt conversion, description	(a) $0.55 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior thirty (30) trading days, until such Event of Default has been cured.
April Purchase Agreement [Member] | Class A Warrant [Member]
Common stock purchase warrant, shares | shares			468,749
Exercise price | $ / shares			$ 3.02
April Purchase Agreement [Member] | Class B Warrant [Member]
Common stock purchase warrant, shares | shares			468,749
Exercise price | $ / shares			$ 5.00
December Purchase Agreement [Member]
Derivative liability	$ 912,330																							912,330
Convertible notes payable, Maturity date	Dec. 08, 2016
Proceeds from convertible notes payable	$ 1,480,000
Convertible notes bear interest	8.00%
Convertible debt principal amount	$ 1,500,000																							1,500,000
Debt Instrument, Description	85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days at the option of the Company.
Maximum interest rate for convertible notes payable	0.55%
Debt conversion, description	The notes are convertible at 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days, until such Event of Default has been cured.																									The notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price the lesser of (a) $0.55 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior thirty (30) trading days, until such Event of Default has been cured.
Common Stock [Member]
Common stock issued | shares																											500,000
Retirement of common stock by officers, Shares | shares																											(676,924)
Shares purchased | shares																										400,000
Number of warrants exercised | shares																						325,000
Stock issued for services rendered, shares | shares																										2,541,466	280,637
Stock issued for services rendered																										$ 254	$ 28
Warrants [Member]
Warrant exercise price | $ / shares							$ 3.25																				$ 2.80
Purchasers [Member]
Warrant received by private placement agent | shares														41,539
Purchasers [Member] | Common Stock [Member]
Common stock issued | shares																											500,000
Common stock, par value | $ / shares																											$ 3.00
Offering costs																											$ 30,000
Proceeds from Warrant Exercises																											1,500,000
Number of warrants exercised | shares																									500,000
Purchasers [Member] | Warrants [Member]
Unrealized gain on derivative liabilities													$ 448,072
Derivative liability							$ 3,450,976
Number of warrants exercised | shares													1,391,539
Additional paid-in capital													$ 4,514,772
Warrant exercise price | $ / shares							$ 3.25
Warrant term							5 years
Purchasers [Member] | Warrants [Member] | Maximum [Member]
Warrant exercise price | $ / shares													$ 3.25
Purchasers [Member] | Warrants [Member] | Minimum [Member]
Warrant exercise price | $ / shares													$ 3.00
June Purchasers [Member] | Common Stock [Member]
Common stock exercise price | $ / shares					$ 3.00
Number of warrants exercised | shares					400,000
Warrant exercise price | $ / shares																														$ 2.00
Warrant term					5 years
June Purchasers [Member] | Warrants [Member]
Purchase agreement description																										Under the original terms of the arrangement, the Company was required to pay partial liquidated damages to each June Purchaser in the amount equal to two percent (2%) for the purchase price paid for the June Warrants then owned by such June Purchaser for each 30-day period for which the Company is non-compliant.
Warrant exercise price | $ / shares																														$ 2.00
August Purchasers [Member]
Inducement costs				$ 1,262,068
Number of warrants exercised | shares				500,000
August Purchasers [Member] | Warrant Purchase Agreement [Member]
Warrant exercise price | $ / shares				$ 2.00
Public Offering [Member]
Stock sold in private offering, warrant shares | shares												2,127,273
Common stock exercise price | $ / shares												$ 2.75
Restricted shares issued | shares							261,131
Additional inducement expense																											$ 718,110
Unregistered shares of common stock issued | shares							261,131																				232,360
Warrants issued to purchase common stock | shares												2,127,273
Warrant exercise price | $ / shares												$ 3.288
Warrant term												5 years
Gross proceeds from public offering												$ 4,954,042
Public Offering [Member] | Maximum [Member]
Common stock exercise price | $ / shares							$ 3.00
Public Offering [Member] | Minimum [Member]
Common stock exercise price | $ / shares							2.00
Public Offering [Member] | Common Stock [Member]
Public offering price per share | $ / shares							2.75
Public Offering [Member] | Warrants [Member]
Public offering price per share | $ / shares							$ 2.75
August 2015 Public Offering and Private Placement [Member]
Warrant exercise price | $ / shares		$ 2.35
August 2015 Offerings [Member]
Aggregate purchase price of common stock		$ 3,012,500
Issuance of common stock, shares | shares		1,721,429
Common stock price per share | $ / shares		$ 1.75
August 2015 Offerings [Member] | Warrant Purchase Agreement [Member]
Warrants issued to purchase common stock | shares		860,716
Common stock price per warrant | $ / shares		$ 0.0000001
Warrant purchase agreement, Description		Each August 2015 Warrant shall be initially exercisable on the six (6) month anniversary of the issuance date an exercise price equal to $2.35 per share and have a term of exercise equal to five (5) years from the date on which first exercisable.
October 2015 Public Offering [Member]
Common stock price per share | $ / shares									$ 0.70
Number of common stock issued | shares									1,500,000
Gross proceeds from public offering									$ 1,050,000
December 2015 Private Placement [Member]
Number of common stock issued | shares	900,000
December 2015 Private Placement [Member] | Senior Secured Convertible Notes [Member]
Debt instrument principal amount	$ 1,500,000																							$ 1,500,000
Debt conversion, description	(a) $0.55 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days, until such Event of Default has been cured.
Interest rate	8.00%																							8.00%
Matururity date, description	The Notes will mature on December 8, 2016 (the "December Maturity Date"), less any amounts converted or redeemed prior to the December Maturity Date.
January 13, 2014 offering [Member]
Closing balance of private offering																										$ 1,000,000
Exercised oversubscription amount in offering																										$ 350,000
Common stock issued | shares																										415,387
Common stock, par value | $ / shares																										$ 0.0001
Stock sold in private offering, warrant shares | shares																										1,350,000
Common stock exercise price | $ / shares																										$ 3.25
Proceeds from private offering																										$ 450,000
Aggregate purchase price of common stock																										$ 1,350,000
January 13, 2014 offering [Member] | Purchasers [Member]
Common stock issued | shares																										415,387
Common stock, par value | $ / shares																										$ 0.0001
Securities Purchase Agreement [Member] | Class A Warrant [Member]
Warrant exercise price | $ / shares			3.02
Securities Purchase Agreement [Member] | Class B Warrant [Member]
Warrant exercise price | $ / shares			$ 5
Securities Purchase Agreement [Member] | August Purchasers [Member]
Common stock exercise price | $ / shares				$ 3.00
Number of warrants exercised | shares				100,000
Percentage of liquidated damage				2.00%
Number of purchasers | Purchaser				2
Purchase agreement description				Under the original terms of the arrangement, the Company was required to pay partial liquidated damages to each August Purchaser in the amount equal to two percent (2%) for the purchase price paid for the August Warrants then owned by such August Purchaser for each 30-day period for which the Company is non-compliant.
Warrant term				5 years
December 2013 Offering [Member]
Stock sold in private offering, warrant shares | shares																										138,463
Common stock exercise price | $ / shares																										$ 3.25
Common stock unit under public offering | shares																										138,463
Gross proceeds from Issuance of common stock																										$ 450,000
Offering costs																										$ 56,820
Retirement of common stock by officers, Shares | shares																										138,463
December 2013 Offering [Member] | Purchasers [Member]
Common stock unit under public offering | shares																										138,463
January 2014 Offering [Member]
Stock sold in private offering, warrant shares | shares																										276,924
Common stock exercise price | $ / shares																										$ 3.25
Common stock unit under public offering | shares																										276,924
Gross proceeds from Issuance of common stock																										$ 900,000
Offering costs																										$ 100,006
Retirement of common stock by officers, Shares | shares																										276,924
January 2014 Offering [Member] | Warrants [Member]
Common stock unit under public offering | shares																										900,000
2013 Long-Term Stock Incentive Plan [Member]
Long-term stock incentive plan description																										The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company's board, and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 4,441,159 at December 31, 2015.
Shares issued under stock incentive plan, Shares | shares																											292,730
Number of shares available to be issued | shares																											2,183,506
2013 Long-Term Stock Incentive Plan [Member] | Director [Member]
Shares issued under stock incentive plan																										$ 180,000	$ 80,000
2013 Long-Term Stock Incentive Plan [Member] | Non Executive Director [Member]
Restricted shares issued | shares																												48,833
Restricted shares issued, fair value																												$ 30,000
Number of employees under stock incentive plan | NonExecutiveDirectors																										3	3	2
Shares issued under stock incentive plan, Shares | shares																										269,613	31,397
2013 Long-Term Stock Incentive Plan [Member] | Executive Officer [Member]
Number of employees under stock incentive plan | ExecutiveOfficer																											1
Shares issued under stock incentive plan																											$ 275,225
Shares issued under stock incentive plan, Shares | shares																											112,500
2013 Long-Term Stock Incentive Plan [Member] | Non Executive Employees [Member]
Restricted shares issued | shares																												100,000
Restricted shares issued, fair value																												$ 100,000
Number of employees under stock incentive plan | NonExecutiveEmployees																										1	5	4
Shares issued under stock incentive plan																										$ 147,500	$ 275,225
Shares issued under stock incentive plan, Shares | shares																										50,000	112,500
2013 Long-Term Stock Incentive Plan [Member] | Non-executive Employees & Consultant [Member]
Restricted shares issued | shares											215,000
Restricted shares issued, fair value											$ 451,500
Number of Non-executive employees | NonExecutiveEmployees											6
Number of consultant | Consultants											1
Restricted shares vesting period description											The vesting period for these restricted shares is twelve months with the exception of one award that vests over a thirty-six month period.